UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Blenheim Capital Management, L.L.C.

Address:   300 Connell Drive, Suite 5200
           Berkeley Heights, New Jersey 07922


Form 13F File Number: 28-12313


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph F. Esposito
Title:  Managing Director
Phone:  (732) 560-6246

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph F. Esposito             Berkeley Heights, New Jersey       11/15/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-122205        Summit Global Management, Inc.
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              27

Form 13F Information Table Value Total:  $      388,487
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALLEGHENY TECHNOLOGIES INC     Common Stock   01741R102 14400.00   310,000 SH       SOLE                  310,000      0    0
ANADARKO PETROLEUM CORP        Common Stock   032511107 11410.00   200,000 SH       SOLE                  200,000      0    0
ANOORAQ RESOURCES CORP         Common Stock   03633E108   512.00   574,400 SH       SOLE                  574,400      0    0
BANK OF AMERICA CORP           Common Stock   060505104  2621.00   200,000 SH       SOLE                  200,000      0    0
CENTURY ALUM CO COM            Common Stock   156431108 42803.00 3,250,000 SH       SOLE                3,250,000      0    0
CHEVRON CORP                   Common Stock   166764100 16210.00   200,000 SH       SOLE                  200,000      0    0
CITIGROUP INC                  Common Stock   172967101  5865.00 1,500,000 SH       SOLE                1,500,000      0    0
CLIFFS NATURAL RESOURCES INC   Common Stock   18683K101 19176.00   300,000 SH       SOLE                  300,000      0    0
CONSOL ENERGY INC              Common Stock   20854P109  9240.00   250,000 SH       SOLE                  250,000      0    0
COSAN LTD-CLASS A SHARES       Common Stock   G25343107  5795.00   500,000 SH       SOLE                  500,000      0    0
DRIL-QUIP INC                  Common Stock   262037104  8074.00   130,000 SH       SOLE                  130,000      0    0
EXXON MOBIL CORP               Common Stock   30231G102 18537.00   300,000 SH       SOLE                  300,000      0    0
FOSTER WHEELER AG              Common Stock   H27178104  4892.00   200,000 SH       SOLE                  200,000      0    0
FREEPORT MCMORAN COPPER & GOLD Common Stock   35671D857 86671.00 1,015,000 SH       SOLE                1,015,000      0    0
GENERAL MARITIME CORP          Common Stock   Y2693R101  2160.00   440,000 SH       SOLE                  440,000      0    0
GOODYEAR TIRE & RUBBER CO      Common Stock   382550101  2150.00   200,000 SH       SOLE                  200,000      0    0
JPMORGAN CHASE & CO            Common Stock   46625H100  8564.00   225,000 SH       SOLE                  225,000      0    0
MOLYCORP INC                   Common Stock   608753109 18106.00   640,000 SH       SOLE                  640,000      0    0
OVERSEAS SHIPHOLDING GROUP     Common Stock   690368105  7894.00   230,000 SH       SOLE                  230,000      0    0
PLAINS EXPLORATION & PRODUCT   Common Stock   726505100 17336.00   650,000 SH       SOLE                  650,000      0    0
SCORPIO TANKERS INC            Common Stock   Y7542C106   928.00    82,200 SH       SOLE                   82,200      0    0
SEABRIDGE GOLD INC             Common Stock   811916105 15066.00   525,300 SH       SOLE                  525,300      0    0
SOUTHWESTERN ENERGY CO         Common Stock   845467109  6290.00   188,100 SH       SOLE                  188,100      0    0
STILLWATER MINING CO           Common Stock   86074Q102  3368.00   200,000 SH       SOLE                  200,000      0    0
TECK COMINCO LTD-CL B          Common Stock   878742204 47334.00 1,150,000 SH       SOLE                1,150,000      0    0
TENARIS SA-ADR                 ADR            88031M109  2305.00    60,000 SH       SOLE                   60,000      0    0
THOMPSON CREEK METALS CO INC   Common Stock   884768102 10780.00 1,000,000 SH       SOLE                1,000,000      0    0


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